Investment Strategy - Infrastructure Capital Nasdaq Option Income ETF	May 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal conditions, invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to the Nasdaq Composite® Index (the “Index”). The Fund deploys blended option strategies across, securities of companies comprising the Index, exchange traded products (“ETPs”) with similar economic characteristics as the Index and other indices with similar economic characteristics as the Index. The Fund seeks to generate high monthly returns from the premiums earned from options, as well as income from the dividends received from the Fund’s equity holdings.

The Fund is not an index fund and will not seek to track or replicate the Index. The Index will not constrain the management of the Fund in any way, and the Adviser may invest in securities that are not included in the Index, provided such investments are consistent with the Fund’s investment objective and policy. The Fund will deploy active strategies, including option strategies, that may increase or decrease the economic exposure to the Index.

The Fund will purchase and write put and call options on equity securities and equity security indices in an effort to generate income and total return in accordance with the 80% policy and reduce volatility or hedge against market or other risks in the Fund’s portfolio. The option portion of the portfolio will generally consist of U.S. exchange-traded options written on the equity portion of the portfolio or the Index (or an index with similar economic characters). A written (sold) call option is “covered” when an investor (such as the Fund) owns the security serving as the reference asset for the call option and is “uncovered” when an investor (such as the Fund) does not own the security serving as the reference asset. The call options that the Fund writes (sells) on the Index are technically “uncovered” because the Index is not a security and cannot be directly owned. While the potential losses on uncovered call options are theoretically unlimited, the Fund may hold individual stocks comprising the Index that serve to hedge the risk associated with the Fund’s sale of options referencing the Index.

The Fund intends to target an annualized distribution rate range of between 12% and 15% through option premiums earned from selling call options and dividends received from the Fund’s equity holdings. This target range reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. There is no assurance the Fund will achieve its target annualized distribution rate range, and the target annualized distribution rate range does not represent a 12% to 15% yield or a 12% to 15% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results. Distributions may include a portion classified as return of capital. Return of capital generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

The Fund may seek tax efficient returns by utilizing index options that may be governed by section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”) (“Section 1256 Contracts”). If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Code rules, the Section 1256 Contracts will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss on the Section 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long term gains and 40% short term gains. Such favorable tax treatment is regardless of how long the Section 1256 Contracts were held. The Fund may seek to take advantage of tax loss harvesting opportunities on its Index call options and/or equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

The Adviser is a top-down manager, making investment decisions with global macroeconomic factors in mind. The Adviser actively manages the assets of the portfolio pursuant to a variety of quantitative, qualitative, and relative valuation factors. When selecting equity securities for the Fund, the Adviser may emphasize stocks that it considers to be value stocks. As an example, the Adviser may favor lower relative price stocks, or stocks with higher profitability as compared to their representation in the Index (favorable relative value). If a company has a low price in relation to its book value or relative to the price of its peers, it would also be considered a value stock. When evaluating the relative price of a security, the Adviser may consider additional features such as enterprise values, capital ratios, operating metrics, and other key financial ratios that the Adviser believes are pertinent to valuing a sector or industry group of the company, such as price to cash flow or price to earnings ratios.

In addition to quantitative, qualitative, and relative valuation factors, the Adviser aims to achieve an investment philosophy that is: (1) driven by discipline, (2) applied consistently, and (3) centered around risk management. The Adviser will execute a transaction after considering the time horizon for the investment and the portfolio’s positioning. Factors considered as part of the sell discipline include excessive valuation, opportunities to shift to more favorable investments, lack of confidence in the original thesis, changes in the company’s fundamental position, and whether a better opportunity exists to further the Fund’s strategy. The Adviser expects, at times, to engage in active and frequent trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective. The Adviser expects annual portfolio turnover may, at times, exceed 100% of the average value of the Fund’s portfolio. The Fund is also authorized to borrow from banks for investment purposes an amount up to 33 1/3% of its total assets (including the amount borrowed), in compliance with the 1940 Act. The use of borrowings to purchase additional securities is known as leverage. The Fund’s use of leverage will vary depending on market conditions.

Strategy Portfolio Concentration [Text]	The Fund, under normal conditions, invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to the Nasdaq Composite® Index (the “Index”).